DEFERRED REVENUE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue, revenue recognized	¥ 9,412	¥ 21,748	¥ 105,752